Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2019
Lease liabilities [abstract]
Disclosure of detailed information about maturity contractual undiscounted cash flows related to leases
	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	$820,021	$177,086	$642,935
Between one and five years	1,438,506	299,975	1,138,531
More than five years	310,230	34,652	275,578
	$2,568,757	$511,713	2,057,044
Current portion of lease liabilities			642,935
Non-current portion of lease liabilities			$1,414,109